Condensed Interim Statements of Comprehensive (Loss) (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Condensed Interim Statements of Comprehensive (Loss) (Unaudited)
Net income (loss)	$ (2,248,795)	$ 635,392	$ (3,174,475)	$ 447,033
Items that will not be reclassified subsequently to profit and loss:
Revaluation of marketable securities	(7,298)	14,495	(19,301)	(42,447)
Total other comprehensive income (loss)	(7,298)	14,495	(19,301)	(42,447)
Comprehensive income (loss)	$ (2,256,093)	$ 649,887	$ (3,193,776)	$ 404,586